Income Tax - Schedule of Cash Flow, Supplemental Disclosures (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
The Netherlands	$ 0
Total income tax paid (net of refunds)	141
Switzerland
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	83
France
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	12
Singapore
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	14
Other
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	$ 32